Equity Compensation Plans (2004 Share Incentive Plan, Movements in Stock Options) (Details) (2004 Share Incentive Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	43,746,700	44,584,700	45,582,700
Options Outstanding, Granted	0	0	0
Options Outstanding, Exercised	0	(150,000)	(450,000)
Options Outstanding, Cancelled or Expired		(688,000)	(548,000)
Options Outstanding, Forfeited	(9,077,328)
Options Outstanding, Outstanding, Ending balance	34,669,372	43,746,700	44,584,700
Options Outstanding, Vested and expected to vest	34,669,372
Options Outstanding, Vested and exercisable	34,669,372
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.079	$ 0.080	$ 0.080
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0.025	$ 0.045
Weighted Average Exercise Price, Cancelled or Expired		$ 0.096	$ 0.113
Weighted Average Exercise Price, Forfeited	$ 0.025
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.094	$ 0.079	$ 0.080
Weighted Average Exercise Price, Vested and expected to vest	$ 0.094
Weighted Average Exercise Price, Vested and exercisable	$ 0.094
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	1.62	2.63	3.63
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	0.89	1.62	2.63
Weighted Average Remaining Contractual Life, Vested and expected to vest	0.89
Weighted Average Remaining Contractual Life, Vested and exercisable	0.89
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 226,985	$ 147,478
Aggregate Intrinsic Value, Outstanding, Ending balance	0	0	226,985
Aggregate Intrinsic Value, Vested and expected to vest	0
Aggregate Intrinsic Value, Vested and exercisable	$ 0